Condensed Balance Sheets (USD $)	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash	$ 1,638,239	$ 339,327	$ 2,427
Subscription Receivable		150,000
Debt issuance costs			3,963
Prepaid expenses and other current assets	229,972		100
Total current assets	1,868,211	489,327	6,490
Property and Equipment, net	141,439	44,922	128
Intangibles, net	3,615	3,735
Total property and equipment	145,054	48,657	128
Total assets	2,013,265	537,984	6,618
Current liabilities:
Accounts payable	21,294	19,762	11,886
Subscriptions payable	16,000	10,000
Accrued interest	0	252,304	208,088
Other accrued expenses		1,847	45,751
Notes from shareholders	5,000	5,000
Convertible notes from shareholders	0	1,262,441	442,750
Convertible notes from shareholders, at fair value			227,521
Derivative liability, at fair value		0	260,311
Total current liabilities	42,294	1,551,354	1,196,307
Commitments and contingencies
Stockholders' equity (deficiency):
Common stock, $0.0001 par value, 250,000,000 shares authorized 34,363,276, 7,268,948 and 850,110 shares issued and outstanding at September 30, 2014, March 31, 2014 and March 31, 2013	3,438	727	85
Additional paid-in capital	11,342,813	5,198,659	4,367,028
Accumulated deficit	(9,328,073)	(6,212,756)	(5,556,802)
Total stockholders' equity (deficiency)	2,018,178	(1,013,370)	(1,189,689)
Noncontrolling interest	(47,207)
Total equity	1,970,971	(1,013,370)	(1,189,689)
Total liabilities and stockholders' equity (deficiency)	$ 2,013,265	$ 537,984	$ 6,618